Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) (10-K)	May 31, 2019 USD ($)
2020	$ 205,624
2021	205,624
2022	205,207
2023	204,624
2024	119,362
Thereafter
Total	940,441
Non-Competes [Member]
2020	204,624
2021	204,624
2022	204,624
2023	204,624
2024	119,362
Thereafter
Total	937,858
Internet Domain [Member]
2020	1,000
2021	1,000
2022	583
2023
2024
Thereafter
Total	$ 2,583